Schedule of Maturities of Leases Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Operating Lease Liabilities
2026	$ 264,710	$ 2,060,210
2027	68,481	532,980
Total lease payments	333,191	2,593,190
Less: imputed interest	(8,145)	(63,389)
Total lease liabilities	$ 325,046	$ 2,529,801	$ 5,676,660